Equity accounted investments - Peregrine (Details) R in Millions, $ in Millions			12 Months Ended
	Oct. 25, 2018 USD ($) shares	Jun. 29, 2018 USD ($)	Dec. 31, 2019 ZAR (R) shares	Dec. 31, 2018 ZAR (R) shares	Dec. 31, 2017 ZAR (R) shares	Apr. 15, 2019 shares	Apr. 11, 2018 shares	Dec. 31, 2016 shares
EQUITY-ACCOUNTED INVESTMENTS
Number of shares issued | shares			2,670,030,000	2,266,261,000	2,168,721,000	108,900,000	87,145,885	929,004,342
Balance at the beginning of the period			R 3,733.9	R 2,244.1
Balance at the end of the period			4,038.8	3,733.9	R 2,244.1
Non-current assets			74,908.1	69,727.7	64,067.3
Current assets			26,163.7	15,195.3	12,004.5
Non-current liabilities			55,606.7	45,566.0	43,635.8
Current liabilities			R 14,326.8	14,632.6	R 8,437.8
Aldebaran Resources Inc. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Number of shares issued | shares	77,635,957
Peregrine Metals Ltd. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Proceeds from sales of investments accounted for using equity method | $	$ 15	$ 15
Initial financing | $		$ 30
Debt term			5 years
Additional earn-in period		3 years
Balance at the beginning of the period			R 978.0
Equity-accounted investment of acquisition of joint venture				956.0
Foreign currency translation			(23.9)	22.0
Balance at the end of the period			954.1	978.0
Assets (liabilities)			442.0	557.8
Reconciling items			R 512.1	R 420.2
Interest in associates (as a percent)			40.00%	40.00%
Peregrine Metals Ltd. [Member] | Separate [member]
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets			R 1,472.4	R 1,714.6
Current assets			3.3	23.9
Non-current liabilities			369.2	342.6
Current liabilities			1.4	1.3
Assets (liabilities)			R 1,105.1	R 1,394.6
Peregrine Metals Ltd. [Member] | Aldebaran Resources Inc. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Maximum ownership interest of counterparty, as a percent		80.00%
Equity interest consideration, as a percent	19.90%	19.90%
Initial ownership interest of counterparty, as a percent		60.00%
Additional possible ownership interest, as a percent		20.00%
Expenditure for additional ownership interest | $		$ 25
Joint venture number of shares received | shares	15,449,555